SHARE-BASED PAYMENTS - Total share-based compensation cost recognized (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
SHARE-BASED PAYMENTS
Share-based compensation expenses from continuing operations	¥ 48,344	$ 6,809	¥ 72,096	¥ 107,681
Share-based compensation expenses for discontinued operations				27,245
Total share-based compensation expenses	48,344	6,809	72,096	134,926
Cost of revenues
SHARE-BASED PAYMENTS
Total share-based compensation expenses	198	28	321	345
Selling expense
SHARE-BASED PAYMENTS
Total share-based compensation expenses	2,084	294	3,523	9,654
General and administrative expenses
SHARE-BASED PAYMENTS
Total share-based compensation expenses	42,491	5,984	63,280	88,361
Research and development expenses
SHARE-BASED PAYMENTS
Total share-based compensation expenses	¥ 3,571	$ 503	¥ 4,972	¥ 9,321